Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 29, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 29, 2012
Prospectus Date	rr_ProspectusDate	Aug 1, 2012

Flexible Strategies Fund (Prospectus Summary): | Flexible Strategies Fund
Flexible Strategies Fund

RYDEX SERIES FUNDS

Supplement dated November 29, 2012

to each currently effective Statutory Prospectus and to the

Statement of Additional Information dated May 1, 2012,

each as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) listed above and should be read in conjunction with the Prospectuses and SAI.

This Supplement discusses (i) changes to the Managed Futures Strategy Fund’s investment program, (ii) changes to the Long/Short Commodities Strategy Fund’s investment program, (iii) the addition of portfolio managers to the portfolio management teams of the Managed Futures Strategy Fund and the Long/Short Commodities Strategy Fund, (iv) changes to the Flexible Strategies Fund’s investment program, and (v) changes to certain information relating to the Flexible Strategies Fund’s portfolio management team.

IV.	Changes to the Rydex Series Funds Flexible Strategies Fund’s Investment Program

At its Meeting held on November 19, 2012, the Board approved revised principal investment strategies for the Flexible Strategies Fund. The revisions to the Flexible Strategies Fund’s principal investment strategies are intended to broaden the Fund’s investment flexibility to allow the Fund to take advantage of a greater range of opportunities in the marketplace and provide greater performance potential. Therefore, effective immediately, the current description of the Fund’s principal investments strategies under the heading “Principal Investment Strategies” in the “Fund Summary” section in the Fund’s Prospectuses will be replaced in its entirety as set forth below. The changes to the Fund’s principal investment strategies will not result in an increase in the Fund’s fees.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a wide range of fixed income and other debt and equity securities selected from a variety of sectors and credit qualities, principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities, mezzanine and preferred securities, commercial paper, zero-coupon bonds, municipal securities, non-registered or restricted securities (including securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities, and in common stocks and other equity investments that the Advisor believes offer attractive yield and/or capital appreciation potential. The Advisor may employ a strategy of writing (selling) covered call and put options on such equity securities.

While the Fund will principally invest in securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies. The Fund may hold, without limit, fixed income securities of any quality, rated or unrated, including, those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Fund may hold securities of any duration or maturity. Securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, such as closed-end funds, exchange traded funds (“ETFs”) and other mutual funds. The Fund may also invest in commodities (such as precious metals), commodity-linked notes and other commodity-linked derivative instruments, such as swaps, options, or forward contracts based on the value of commodities or commodities indices and commodity futures. The Fund may use leverage by entering into reverse repurchase agreements and borrowing transactions (such as lines of credit) for investment purposes.

The Fund also may engage, in repurchase agreements, forward commitments, short sales and securities lending and it may seek certain exposures through derivative transactions, including foreign exchange forward contracts, futures on securities, indices, currencies and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may also create economic leverage in the Fund. The Fund may engage, without limit, in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund may also, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs and/or dollar rolls).

The Advisor will use a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. The Advisor seeks to combine a credit managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Advisor’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.

The Advisor may determine to sell a security for several reasons including the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Fund may hold, without limit, fixed income securities of any quality, rated or unrated, including, those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”) and defaulted securities. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Fund can make temporary defensive investments and may not be able to pursue its objective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SERIAH-SUP

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Flexible Strategies Fund (Prospectus Summary): | Flexible Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Flexible Strategies Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Supplement dated November 29, 2012

to each currently effective Statutory Prospectus and to the

Statement of Additional Information dated May 1, 2012,

each as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) listed above and should be read in conjunction with the Prospectuses and SAI.

This Supplement discusses (i) changes to the Managed Futures Strategy Fund’s investment program, (ii) changes to the Long/Short Commodities Strategy Fund’s investment program, (iii) the addition of portfolio managers to the portfolio management teams of the Managed Futures Strategy Fund and the Long/Short Commodities Strategy Fund, (iv) changes to the Flexible Strategies Fund’s investment program, and (v) changes to certain information relating to the Flexible Strategies Fund’s portfolio management team.

IV.	Changes to the Rydex Series Funds Flexible Strategies Fund’s Investment Program

At its Meeting held on November 19, 2012, the Board approved revised principal investment strategies for the Flexible Strategies Fund. The revisions to the Flexible Strategies Fund’s principal investment strategies are intended to broaden the Fund’s investment flexibility to allow the Fund to take advantage of a greater range of opportunities in the marketplace and provide greater performance potential. Therefore, effective immediately, the current description of the Fund’s principal investments strategies under the heading “Principal Investment Strategies” in the “Fund Summary” section in the Fund’s Prospectuses will be replaced in its entirety as set forth below. The changes to the Fund’s principal investment strategies will not result in an increase in the Fund’s fees.

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a wide range of fixed income and other debt and equity securities selected from a variety of sectors and credit qualities, principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities, mezzanine and preferred securities, commercial paper, zero-coupon bonds, municipal securities, non-registered or restricted securities (including securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities, and in common stocks and other equity investments that the Advisor believes offer attractive yield and/or capital appreciation potential. The Advisor may employ a strategy of writing (selling) covered call and put options on such equity securities.

While the Fund will principally invest in securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies. The Fund may hold, without limit, fixed income securities of any quality, rated or unrated, including, those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Fund may hold securities of any duration or maturity. Securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, such as closed-end funds, exchange traded funds (“ETFs”) and other mutual funds. The Fund may also invest in commodities (such as precious metals), commodity-linked notes and other commodity-linked derivative instruments, such as swaps, options, or forward contracts based on the value of commodities or commodities indices and commodity futures. The Fund may use leverage by entering into reverse repurchase agreements and borrowing transactions (such as lines of credit) for investment purposes.

The Fund also may engage, in repurchase agreements, forward commitments, short sales and securities lending and it may seek certain exposures through derivative transactions, including foreign exchange forward contracts, futures on securities, indices, currencies and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may also create economic leverage in the Fund. The Fund may engage, without limit, in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund may also, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs and/or dollar rolls).

The Advisor will use a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. The Advisor seeks to combine a credit managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Advisor’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.

The Advisor may determine to sell a security for several reasons including the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Fund may hold, without limit, fixed income securities of any quality, rated or unrated, including, those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”) and defaulted securities. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Fund can make temporary defensive investments and may not be able to pursue its objective.

Supplement Closing	ck0000899148_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SERIAH-SUP
Flexible Strategies Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBSX
Flexible Strategies Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBTX
Flexible Strategies Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBUX
Flexible Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBVX